CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands									1 Months Ended	12 Months Ended
	Jul. 02, 2021	Jan. 02, 2021	Jul. 02, 2020	Jan. 02, 2020	Jul. 01, 2019	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018	Jun. 30, 2017	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Transaction costs										$ 318	$ 40		$ 228
Shares issued for interest on Convertible Notes (Shares)											1,043,939	545,721
Shares issued for interest on convertible note											$ 1,374	$ 687
Payments for interest on convertible notes										1,374	0		$ 687
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 19,990	$ 19,990					$ 20,000	$ 19,990
Convertible notes interest rate									6 7/8%
Description of conversion of debt to equity										The conversion rate of the Convertible Notes is 100.1111 common shares per $1.0 thousand principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $9.989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's common shares on June 27, 2017.
Convertible Note Derivatives									$ 5,381
Transaction costs									1,049
Value attributed to debt portion of convertible notes									$ 13,570
Shares issued for interest on Convertible Notes (Shares)			526,471	517,468		545,721	757,924	244,063
Shares issued for interest on convertible note			$ 687	$ 687		$ 687	$ 724	$ 691
Payments for interest on convertible notes	$ 687	$ 687			$ 687
Gain recognized on fair value of Convertible Note Derivatives										$ 52	$ 157
Maximum common shares issued in settlement of interest payments or conversions										2,954,278
Percentage of maximum common shares issued in settlement of interest payments or conversions, percentage of outstanding shares										19.90%
Potentially issuable in settlement of future interest payments or conversions										361,312